ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012
Accrued liabilities
Accrued expenses	$3,940,603	$3,185,415
Other tax payables	1,118,527	494,446
	5,059,130	3,679,861
Other payables
Loan advanced from unrelated third parties	-	1,685,366
Other payable for purchasing machinery and equipment	-	96,307
Temporary receipt for staff quarters	1,558,166	48,205
Others	181,832	308,321
	1,739,998	2,138,199

	$6,799,128	$5,818,060